PRINCIPAL ACCOUNTING POLICIES - Guarantee liabilities (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Guarantee liabilities
Maximum potential future payments under guarantee	¥ 146.4	¥ 12,900.0